New Accounting Standards - Additional Information (Details)	Jun. 30, 2024
ASU 2024-04
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2024-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, immaterial effect	true